Summary Prospectus August 24, 2010

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at http://www.isifunds.com/prospectus.html. You can also get this information at no cost by calling 1-800-955-7175 or by sending an e-mail request to info@isifunds.com. The current Prospectus and Statement of Additional Information dated August 24, 2010 are incorporated by reference into this Summary Prospectus.

Investment Objectives

The investment objectives of the Fund are to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts on the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section on page 11 of this Prospectus and the “Distribution of Fund Shares” section on page 25 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):

	Class A	Class I
	Shares	Shares
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)	3.00%	None
Maximum Deferred Sales Charge (Load)
(as a percentage of the lower of the
net asset value at purchase or sale)	None	None
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class A	Class I
	Shares	Shares
Management Fees	0.40%	0.40%
Distribution and Service (12b-1 Fees)	0.25%	None
Other Expenses	0.32%	0.32%
Total Annual Fund Operating Expenses	0.97%	0.72%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$396	$600	$820	$1,454
Class I Shares	$74	$230	$401	$898

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in tax-exempt securities of state and local governments in the United States and their political subdivisions, agencies and instrumentalities. These securities will usually be rated within the three highest rating categories by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group, but may be unrated if they are determined to be of equivalent quality by International Strategy & Investment Inc. (the “Advisor”).

The Fund’s investments in municipal securities may include general obligation bonds, revenue bonds, industrial revenue bonds and pre-refunded bonds. General obligation bonds are backed by the issuer’s full faith and credit and taxing power, revenue bonds are backed by the revenues of a specific project, facility or tax and industrial revenue bonds are backed by the credit of a private user of a facility. Pre-refunded bonds have been refinanced by their issuers and their payment is funded from securities in a designated escrow account that holds U.S. Treasury securities.

The Advisor buys and sells securities with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in selecting investments, the Advisor will consider both yield and a security’s potential for capital appreciation resulting from changes in interest rates.The Fund’s average maturity will depend upon the Advisor’s assessment of both the relative yields available on securities with different maturities and future changes in interest rates. The Advisor may take full advantage of the entire range of maturities offered by municipal securities. If the market environment is defensive and rising interest rates and weak corporate earnings are expected, the Fund may invest primarily in securities with shorter-term maturities (under 5 years). Conversely, in an aggressive market environment of low inflation, declining interest rates and rising corporate profits, the Fund may invest primarily in securities with longer-term maturities (20-30 years).

The Fund may invest in taxable obligations that are consistent with its objective of a high level of total return with relative stability of principal. To the extent the Fund invests in taxable obligations, a larger portion of its distributions will be taxable than would be the case if the Fund placed a greater emphasis on earning tax-free income. The Fund does not currently intend to acquire municipal securities that are subject to the alternative minimum tax but may so invest up to 20% of its net assets.

Principal Risks

The Fund may be suited for you if you are seeking a high level of total return including some income exempt from federal income taxes, but you also desire the value of your investment to remain relatively stable.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund’s share price will vary from day-to-day based upon changes in the price of the securities held by the Fund. The price of municipal securities will change in response to changes in general economic conditions, conditions within the municipal securities market, the financial condition of the issuer, political changes, interest rate changes and other factors.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Some of the specific principal risks of investing in the Fund are listed below.

Municipal Securities Risks

•
Interest Rate Risk. The value of the Fund’s shares can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings.

•
Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

•
Credit Risk. Credit risk is the risk that the issuer of a municipal security will not be able to make payments of interest and principal when due. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal or interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer.

•
Liquidity Risk. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell these securities at or near their perceived value. Where there is little or no active trading market for specific types of securities, the value of such securities and the Fund’s share price could decline.

•
Call Risk. Call risk is the risk that during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested in securities with lower interest rates.

•
Tax Risk. Adverse tax developments could change the way the Fund’s income distributions may be treated for income tax purposes. While income distributions from the Fund will generally be exempt from federal taxes, to the extent the Fund invests in securities that do not pay interest that is exempt from federal income tax, distributions on these investments will be taxable to shareholders.

•
Focused Investing Risk. The Fund may focus its investments within a single state, region or sector of the municipal market. Because many municipal obligations are issued to finance similar projects, the Fund’s investments may be focused within a particular sector of the municipal market, such as education, health care, transportation or utilities. Adverse conditions affecting a state, region or sector of the municipal market may cause the Fund’s performance to be more sensitive to developments affecting that state, region or sector than a fund that does not focus its investments.

Management Risks

There can be no assurance that the Advisor’s analyses of economic conditions and its expectations regarding interest rate changes will be accurate or that the portfolio strategies based on such analyses will be effective. There is no guarantee that the Fund will achieve its investment objectives.

Performance Summary

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund.The bar chart shows changes in the performance of the Fund’s Class A shares from year to year for each of the past 10 calendar years. The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.The performance of Class I shares will differ from the performance of Class A shares to the extent that the classes do not have the same expenses or inception dates.The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-882-8585.

Class A Annual Total Returns

During the periods shown in the bar chart, the highest return for a quarter was 5.25% (quarter ended December 31, 2000) and the lowest return for a quarter was -3.46% (quarter ended September 30, 2008).

Average Annual Total Returns
for Periods Ended December 31, 2009

The table below shows how the Fund’s average annual total returns compare with those of the Barclays Capital Prerefunded Municipal Bond Index and the Barclays Capital General Obligation Index.The table also presents the impact of taxes on the Fund’s Class A returns. Performance for Class I shares is not shown because Class I shares have not yet commenced operations.After- tax returns are shown for Class A shares only and after tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	3.72%	2.91%	4.56%

Return After Taxes
on Distributions	3.66%	2.82%	4.41%

Return After Taxes
on Distributions and
Sale of Fund Shares	3.52%	2.94%	4.38%

Barclays Capital Prerefunded
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)	4.75%	4.26%	4.87%

Barclays Capital General
Obligation Index *	9.79%	4.52%	5.71%

*
The Barclays Capital General Obligation Index is included as an additional comparative index because it is reflective of general municipal market performance. The average annual total returns for this index reflect no deduction for fees, expenses or taxes.

Portfolio Management

International Strategy & Investment Inc. is the investment advisor of the Fund.

R.Alan Medaugh, Co-Founder and President of the Advisor, is primarily responsible for the day-to-day management of the Fund’s portfolio and has acted in this capacity since the Fund’s inception in 1990.

Purchase and Sale of Fund Shares

Eligibility

There are no specific eligibility requirements for Class A shares.

Class I shares are offered primarily to institutions, such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations. Class I shares also may be offered through certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plans or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

Present or former officers, directors and employees (and their eligible family members) of the Fund, the Advisor, its affiliates and retirement plans established for the benefit of such individuals, are also permitted to purchase Class I shares of the Fund.

Minimum Initial Investment

Class A shares require a minimum initial investment of $5,000, except the minimum for an IRA, qualified retirement plan or within a wrap-fee account managed by your securities dealer or fund servicing agent is $1,000.

Class I shares require a minimum initial investment of $100,000, except the minimum initial investment may be waived in the discretion of the Fund. At the Advisor’s or the Fund’s discretion, certain related accounts may be aggregated for purposes of meeting the Class I shares minimum initial investment requirement.The minimum initial investment for Class I shares may also be waived or reduced for certain financial intermediaries that have entered into appropriate arrangements with the Fund or otherwise by the Fund in its discretion.

Minimum Subsequent Investment

The minimum subsequent investment for both classes of shares of the Fund is $250, except the minimum for participants in the Automatic Investment Plan is $100. The Automatic Investment Plan is currently closed to new participants.

General Information

You may purchase or redeem (sell) shares of the Fund through your securities dealer or through any fund servicing agent on each day that the Fund is open for business. Transactions must be made through your securities dealer or fund servicing agent, unless the shares are registered in your name. If your Fund shares are registered in your name, transactions may be initiated by written request or by telephone. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call the Fund at 1-800-882-8585.

Tax Information

The Fund’s distributions are generally exempt from federal income tax. However, the Fund may distribute taxable dividends, including distributions of short-term taxable gains, which are subject to federal income tax as ordinary income. The Fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

When you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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